Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Leases [Line Items]
Rental expense recorded for short-term leases	$ 13	$ 10	$ 12
Information about exposure arising from leases not yet commenced to which lessee is committed	Leases not yet commenced to which Group is committed is $27 million for a lease term up to 6 years.
Leases not yet commenced	$ 27
Top of Range
Disclosure Of Leases [Line Items]
Lease term	6 years